INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S.	21.00%
U.S.		21.00%
State taxes	1.36%	1.36%
Foreign rate differential	1.26%	1.26%
Goodwill impairment	(7.33%)	(7.33%)
NOLs carryforward adjustment	3.61%	3.61%
Other	(0.22%)	(0.22%)
Change in valuation allowance:	(19.67%)	(19.67%)
Effective Income tax rate	0.00%	0.00%